Mortgage Loans Receivable and Bond Portfolio	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Mortgage Loans Receivable and Bond Portfolio

3. MORTGAGE LOANS RECEIVABLE AND BOND PORTFOLIO

At June 30, 2016, the Company had mortgage loans receivable totaling $25,385,516. The loans bear interest ranging from 0% to 10.25% with a weighted average of approximately 8.28% at June 30, 2016. The Company had mortgage loans receivable totaling $25,354,876 that bore interest ranging from 1.00% to 10.25% with a weighted average of approximately 8.35% at December 31, 2015.

The Company has a portfolio of secured church bonds at June 30, 2016 and December 31, 2015, which are carried at fair value. The bonds pay either semi-annual or quarterly interest ranging from 2.50% to 9.55%. The aggregate value of secured church bonds equaled approximately $11,599,000 at June 30, 2016 with a weighted average interest rate of 6.78% and approximately $10,713,000 at December 31, 2015 with a weighted average interest rate of 6.92%. These bonds are due at various maturity dates through April 2040.

The contractual maturity schedule for mortgage loans receivable and the bond portfolio as of June 30, 2016, is as follows:

	Mortgage Loans	Bond Portfolio

July 1, 2016 through June 30, 2017	$ 1,183,379	$ 104,000
July 1, 2017 through December 31, 2017	2,470,916	56,000
2018	1,377,619	139,000
2019	1,044,283	144,000
2020	1,401,704	156,000
Thereafter	17,830,824	11,000,428
	25,308,725	11,599,428
Less loan loss and bond loss allowances	(1,269,953)	(320,000)
Less deferred origination income	(341,344)	______-__
Totals	$23,697,428	$ 11,279,428

The Company currently owns $637,000 First Mortgage Bonds and $497,000 Second Mortgage Bonds issued by Agape Assembly Baptist Church located in Orlando, Florida. The total principal amount of First Mortgage Bonds issued by Agape is $7,200,000, and the total principal amount of Second Mortgage Bonds issued is $715,000. Agape defaulted on its payment obligations to bondholders in September 2010. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the property that secures the First Mortgage Bonds in December 2010. Agape is currently performing under a loan modification agreement. In October 2013, in excess of 80% of the bondholders of Agape agreed to a modification in the terms of their bonds which has resulted in the resumption of both principal and interest payments to both the first and second mortgage bond holders. Both the First Mortgage Bonds and Second Mortgage Bonds have been modified to a fully amortized fixed rate, quarterly interest payment of 6.25% with a new maturity date of September 2037 for all the issued and outstanding bonds. Agape has missed two quarterly interest payments to all bondholders for the six month period ended June 30, 2016. The Company, along with all other bondholders, has a superior lien over all other creditors. The Company has an aggregate allowance for losses of $320,000 and $200,000 for the First and Second Mortgage Bonds both at June 30, 2016 and December 31, 2015, which effectively reduces the bonds to the fair value amount management believes will be recovered.

3. MORTGAGE LOANS RECEIVABLE AND BOND PORTFOLIO

At December 31, 2015, the Company had first mortgage loans receivable totaling $25,354,876. The loans bear interest ranging from 1.00% to 10.25% with a weighted average of approximately 8.35% at December 31, 2015. The Company had first mortgage loans receivable totaling $28,014,033 that bore interest ranging from 1.00% to 10.25% with a weighted average of approximately 8.44% at December 31, 2014.

The Company has a portfolio of secured church bonds at December 31, 2015 and December 31, 2014, which are carried at fair value. The bonds pay either semi-annual or quarterly interest ranging from 4.00% to 9.75%. The aggregate par value of secured church bonds equaled approximately $10,713,428 at December 31, 2015 with a weighted average interest rate of 6.92% and approximately $9,008,603 at December 31, 2014 with a weighted average interest rate of 7.15%. These bonds are due at various maturity dates through April 2040. The Company has recorded an aggregate allowance for losses of $200,000 at both December 31, 2015 and 2014, respectively, for the First Mortgage Bonds issued by Agape Assembly Baptist Church. This bond series in the aggregate constitute approximately 10% of the bond portfolio at both December 31, 2015 and 2014. The Company had maturities and redemptions of bonds of approximately $145,000 and $2,254,000 in 2015 and 2014, respectively and are included in other operating expenses of the Statement of Operations.

The contractual maturity schedule for mortgage loans receivable and the bond portfolio as of December 31, 2015, is as follows:

	Mortgage Loans	Bond Portfolio

2016	$ 1,215,226	$ 84,000
2017	2,708,164	78,000
2018	1,371,126	116,000
2019	1,052,335	110,000
2020	1,347,601	112,000
Thereafter	17,660,424	10,213,428
	25,354,876	10,713,428

Less loan loss and bond loss allowances	(1,204,833)	(200,000)
Less deferred origination income	(335,344)	___-____
Totals	$23,814,699	$10,513,428

The Company currently owns $637,000 First Mortgage Bonds and $497,000 Second Mortgage Bonds issued by Agape Assembly Baptist Church located in Orlando, Florida. The total principal amount of First Mortgage Bonds issued by Agape is $7,200,000, and the total principal amount of Second Mortgage Bonds issued is $715,000. Agape defaulted on its payment obligations to bondholders in September 2010. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the property that secures the First Mortgage Bonds in December 2010. Agape is currently performing under a loan modification agreement. In October 2014, a minimum of 80% of the bondholders of Agape agreed to a modification in the terms of their bonds which has resulted in the resumption of both principal and interest payments to both the first and second mortgage bond holders. Both the First Mortgage Bonds and Second Mortgage Bonds have been modified to a fully amortized fixed rate, quarterly interest payment of 6.25% with a new maturity date of September 2037 for all the issued and outstanding bonds. The Company, along with all other bondholders, has a superior lien over all other creditors. The Company has an aggregate allowance for losses of $200,000 for the First and Second Mortgage Bonds at December 31, 2015 and 2014, respectively, which effectively reduces the bonds to the fair value amount management believes will be recovered.